Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 152	$ 168
Amortized period	5 years
Pre-tax discount rate of the cash flows	29.13%
ILSB [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortized period	5 years
OFN [Member]
Goodwill and Other Intangible Assets [Line Items]
Fixed growth rate	3.00%